Amortization Expense Related to Finite Lived Intangible Assets (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 4,500
2023	3,900
2024	3,700
2025	3,700
2026	$ 3,500